PORTFOLIO OF INVESTMENTS – as of April 30, 2019 (Unaudited)

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks – 60.2% of Net Assets
	Aerospace & Defense – 0.4%
15	Axon Enterprise, Inc.(a)	$952
20	Moog, Inc., Class A	1,873
5	Raytheon Co.	888
11	Teledyne Technologies, Inc.(a)	2,734
35	United Technologies Corp.	4,991

		11,438

	Air Freight & Logistics – 1.0%
221	Expeditors International of Washington, Inc.	17,552
27	FedEx Corp.	5,115
37	United Parcel Service, Inc., Class B	3,930

		26,597

	Airlines – 0.3%
200	American Airlines Group, Inc.	6,836

	Auto Components – 0.3%
100	American Axle & Manufacturing Holdings, Inc.(a)	1,475
53	Aptiv PLC	4,542
90	Delphi Technologies PLC	1,992
18	Visteon Corp.(a)	1,188

		9,197

	Automobiles – 0.7%
675	Fiat Chrysler Automobiles NV	10,402
230	General Motors Co.	8,958

		19,360

	Banks – 3.9%
54	Ameris Bancorp	1,969
97	BancorpSouth Bank	2,956
455	Bank of America Corp.	13,914
108	BB&T Corp.	5,530
241	Citigroup, Inc.	17,039
118	Citizens Financial Group, Inc.	4,272
74	Columbia Banking System, Inc.	2,778
14	Comerica, Inc.	1,100
189	CVB Financial Corp.	4,101
171	Fulton Financial Corp.	2,950
74	Huntington Bancshares, Inc.	1,030
86	International Bancshares Corp.	3,566
172	KeyCorp	3,019
19	M&T Bank Corp.	3,231
321	People’s United Financial, Inc.	5,550
65	PNC Financial Services Group, Inc. (The)	8,900
124	Regions Financial Corp.	1,926
134	Trustmark Corp.	4,819
190	Wells Fargo & Co.	9,198
46	Westamerica Bancorporation	2,954

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
35	Wintrust Financial Corp.	$2,667
36	Zions Bancorp N.A.	1,776

		105,245

	Beverages – 1.8%
27	Brown-Forman Corp., Class B	1,439
298	Coca-Cola Co. (The)	14,620
32	Constellation Brands, Inc., Class A	6,773
335	Monster Beverage Corp.(a)	19,966
39	PepsiCo, Inc.	4,994

		47,792

	Biotechnology – 1.8%
16	AbbVie, Inc.	1,270
51	Amgen, Inc.	9,145
5	Biogen, Inc.(a)	1,146
90	BioMarin Pharmaceutical, Inc.(a)	7,698
18	Celgene Corp.(a)	1,704
44	Gilead Sciences, Inc.	2,862
13	Ligand Pharmaceuticals, Inc.(a)	1,636
63	Regeneron Pharmaceuticals, Inc.(a)	21,618
24	Repligen Corp.(a)	1,617
2	Vertex Pharmaceuticals, Inc.(a)	338

		49,034

	Building Products – 0.4%
188	Johnson Controls International PLC	7,050
14	Lennox International, Inc.	3,800

		10,850

	Capital Markets – 4.1%
2	Affiliated Managers Group, Inc.	222
9	Ameriprise Financial, Inc.	1,321
272	Bank of New York Mellon Corp. (The)	13,508
9	BlackRock, Inc.	4,367
240	Charles Schwab Corp. (The)	10,987
15	CME Group, Inc.	2,683
46	FactSet Research Systems, Inc.	12,690
64	Franklin Resources, Inc.	2,214
26	Goldman Sachs Group, Inc. (The)	5,354
7	Intercontinental Exchange, Inc.	569
35	Invesco Ltd.	769
69	Janus Henderson Group PLC	1,730
75	Legg Mason, Inc.	2,509
40	Moody’s Corp.	7,865
51	MSCI, Inc.	11,494
39	Northern Trust Corp.	3,843
24	S&P Global, Inc.	5,296
189	SEI Investments Co.	10,291
189	State Street Corp.	12,788

		110,500

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – 0.7%
17	Ecolab, Inc.	$3,129
37	HB Fuller Co.	1,812
29	Innospec, Inc.	2,460
4	International Flavors & Fragrances, Inc.	551
41	Linde PLC	7,391
32	Minerals Technologies, Inc.	2,008
18	Stepan Co.	1,666

		19,017

	Commercial Services & Supplies – 0.3%
39	Healthcare Services Group, Inc.	1,320
19	MSA Safety, Inc.	2,088
28	Tetra Tech, Inc.	1,812
14	Waste Management, Inc.	1,503

		6,723

	Communications Equipment – 0.8%
46	Ciena Corp.(a)	1,765
297	Cisco Systems, Inc.	16,617
26	InterDigital, Inc.	1,700
25	Lumentum Holdings, Inc.(a)	1,549
5	Motorola Solutions, Inc.	725

		22,356

	Construction & Engineering – 0.2%
87	AECOM(a)	2,950
36	Fluor Corp.	1,430

		4,380

	Consumer Finance – 0.8%
79	American Express Co.	9,261
130	Capital One Financial Corp.	12,068
33	Navient Corp.	446

		21,775

	Containers & Packaging – 0.3%
49	Ball Corp.	2,937
8	Crown Holdings, Inc.(a)	465
38	International Paper Co.	1,779
77	Owens-Illinois, Inc.	1,521

		6,702

	Distributors – 0.2%
30	Genuine Parts Co.	3,076
13	POOL CORP.	2,389

		5,465

	Diversified Consumer Services – 0.1%
57	Service Corp. International	2,372

	Diversified Telecommunication Services – 0.2%
44	AT&T, Inc.	1,362

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – continued
118	CenturyLink, Inc.	$1,348
28	Verizon Communications, Inc.	1,601

		4,311

	Electric Utilities – 0.5%
99	American Electric Power Co., Inc.	8,469
13	Edison International	829
16	Eversource Energy	1,147
25	IDACORP, Inc.	2,476

		12,921

	Electrical Equipment – 0.2%
11	Acuity Brands, Inc.	1,610
30	Eaton Corp. PLC	2,485
17	Hubbell, Inc.	2,169

		6,264

	Electronic Equipment, Instruments & Components – 1.1%
48	Avnet, Inc.	2,333
23	Belden, Inc.	1,278
49	Cognex Corp.	2,471
11	Coherent, Inc.(a)	1,628
10	Littelfuse, Inc.	2,011
10	Rogers Corp.(a)	1,675
120	TE Connectivity Ltd.	11,478
59	Trimble, Inc.(a)	2,408
88	Vishay Intertechnology, Inc.	1,743
12	Zebra Technologies Corp., Class A(a)	2,534

		29,559

	Energy Equipment & Services – 1.1%
29	Apergy Corp.(a)	1,151
29	Baker Hughes, a GE Co.	697
63	C&J Energy Services, Inc.(a)	885
18	Core Laboratories NV	1,141
140	Halliburton Co.	3,966
211	National Oilwell Varco, Inc.	5,515
58	Oceaneering International, Inc.(a)	1,114
51	Oil States International, Inc.(a)	985
259	Schlumberger Ltd.	11,054
45	TechnipFMC PLC	1,107
76	U.S. Silica Holdings, Inc.	1,202

		28,817

	Entertainment – 1.2%
42	Cinemark Holdings, Inc.	1,766
10	Electronic Arts, Inc.(a)	947
42	Netflix, Inc.(a)	15,563
95	Walt Disney Co. (The)	13,012

		31,288

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – 0.1%
67	Kroger Co. (The)	$1,727
8	Sysco Corp.	563
12	Walgreens Boots Alliance, Inc.	643

		2,933

	Food Products – 0.7%
55	Campbell Soup Co.	2,128
558	Danone S.A., Sponsored ADR	9,051
18	General Mills, Inc.	926
57	Hain Celestial Group, Inc. (The)(a)	1,244
3	Hershey Co. (The)	374
17	Ingredion, Inc.	1,611
11	J.M. Smucker Co. (The)	1,349
10	Kellogg Co.	603
59	Kraft Heinz Co. (The)	1,961
6	Mondelez International, Inc., Class A	305

		19,552

	Gas Utilities – 0.3%
52	New Jersey Resources Corp.	2,604
29	ONE Gas, Inc.	2,567
57	South Jersey Industries, Inc.	1,831

		7,002

	Health Care Equipment & Supplies – 1.0%
12	Alcon, Inc.(a)	698
5	Align Technology, Inc.(a)	1,623
42	Baxter International, Inc.	3,205
1	Becton Dickinson and Co.	241
7	Boston Scientific Corp.(a)	260
21	DENTSPLY SIRONA, Inc.	1,074
1	Edwards Lifesciences Corp.(a)	176
31	Globus Medical, Inc.(a)	1,398
13	Haemonetics Corp.(a)	1,135
1	Intuitive Surgical, Inc.(a)	511
105	Meridian Bioscience, Inc.	1,208
23	Merit Medical Systems, Inc.(a)	1,292
28	STERIS PLC	3,667
1	Stryker Corp.	189
57	Varian Medical Systems, Inc.(a)	7,762
18	West Pharmaceutical Services, Inc.	2,228

		26,667

	Health Care Providers & Services – 1.3%
32	Acadia Healthcare Co., Inc.(a)	1,025
10	Amedisys, Inc.(a)	1,278
3	Anthem, Inc.	789
23	BioTelemetry, Inc.(a)	1,251
70	Centene Corp.(a)	3,609
6	Chemed Corp.	1,961
4	Cigna Corp.	635

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
162	CVS Health Corp.	$8,810
24	Encompass Health Corp.	1,547
41	HCA Healthcare, Inc.	5,216
18	Henry Schein, Inc.(a)	1,153
2	Humana, Inc.	511
11	Laboratory Corp. of America Holdings(a)	1,759
33	MEDNAX, Inc.(a)	923
52	Patterson Cos., Inc.	1,136
19	Quest Diagnostics, Inc.	1,831
11	UnitedHealth Group, Inc.	2,564

		35,998

	Health Care Technology – 0.5%
111	Allscripts Healthcare Solutions, Inc.(a)	1,096
158	Cerner Corp.(a)	10,499
22	Medidata Solutions, Inc.(a)	1,987

		13,582

	Hotels, Restaurants & Leisure – 2.2%
26	Dunkin’ Brands Group, Inc.	1,940
66	Hilton Worldwide Holdings, Inc.	5,741
18	Jack in the Box, Inc.	1,388
17	Marriott Vacations Worldwide Corp.	1,796
3	McDonald’s Corp.	593
260	MGM Resorts International	6,924
25	Six Flags Entertainment Corp.	1,327
198	Starbucks Corp.	15,381
98	Wendy’s Co. (The)	1,824
325	Yum China Holdings, Inc.	15,450
66	Yum! Brands, Inc.	6,890

		59,254

	Household Durables – 0.3%
9	iRobot Corp.(a)	932
78	KB Home	2,021
58	Meritage Homes Corp.(a)	2,967
42	Tupperware Brands Corp.	1,000
3	Whirlpool Corp.	416

		7,336

	Household Products – 1.0%
129	Colgate-Palmolive Co.	9,390
163	Procter & Gamble Co. (The)	17,356

		26,746

	Independent Power & Renewable Electricity Producers – 0.2%
64	AES Corp. (The)	1,096
44	Ormat Technologies, Inc.	2,568
104	Pattern Energy Group, Inc.	2,404

		6,068

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – 0.5%
1,220	General Electric Co.	$12,407

	Insurance – 1.5%
7	Aflac, Inc.	353
32	Allstate Corp. (The)	3,170
250	American International Group, Inc.	11,892
6	Brighthouse Financial, Inc.(a)	251
53	Chubb Ltd.	7,695
45	First American Financial Corp.	2,568
13	Hartford Financial Services Group, Inc. (The)	680
8	Lincoln National Corp.	534
22	Marsh & McLennan Cos., Inc.	2,074
13	MetLife, Inc.	600
55	Prudential Financial, Inc.	5,814
24	Travelers Cos., Inc. (The)	3,450

		39,081

	Interactive Media & Services – 2.9%
10	Alphabet, Inc., Class A(a)	11,990
22	Alphabet, Inc., Class C(a)	26,146
199	Facebook, Inc., Class A(a)	38,486
7	TripAdvisor, Inc.(a)	373

		76,995

	Internet & Direct Marketing Retail – 2.9%
139	Alibaba Group Holding Ltd., Sponsored ADR(a)	25,794
18	Amazon.com, Inc.(a)	34,677
6	Booking Holdings, Inc.(a)	11,130
170	eBay, Inc.	6,588

		78,189

	IT Services – 3.2%
22	Accenture PLC, Class A	4,019
69	Automatic Data Processing, Inc.	11,343
6	Cognizant Technology Solutions Corp., Class A	438
95	DXC Technology Co.	6,245
43	Gartner, Inc.(a)	6,836
8	International Business Machines Corp.	1,122
35	Leidos Holdings, Inc.	2,572
47	MasterCard, Inc., Class A	11,949
10	PayPal Holdings, Inc.(a)	1,127
133	Sabre Corp.	2,761
204	Visa, Inc., Class A	33,544
50	Western Union Co. (The)	972
13	WEX, Inc.(a)	2,734

		85,662

	Leisure Products – 0.0%
68	Callaway Golf Co.	1,194

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	$312
9	IQVIA Holdings, Inc.(a)	1,250
5	Thermo Fisher Scientific, Inc.	1,387

		2,949

	Machinery – 2.6%
32	AGCO Corp.	2,265
84	Caterpillar, Inc.	11,711
48	Cummins, Inc.	7,982
87	Deere & Co.	14,410
45	Flowserve Corp.	2,206
24	IDEX Corp.	3,760
43	ITT, Inc.	2,604
55	Kennametal, Inc.	2,238
34	Oshkosh Corp.	2,808
72	Parker Hannifin Corp.	13,038
10	Proto Labs, Inc.(a)	1,098
43	Terex Corp.	1,433
38	Toro Co. (The)	2,780
5	Xylem, Inc.	417

		68,750

	Media – 1.3%
2	Cable One, Inc.	2,121
7	CBS Corp., Class B	359
29	Charter Communications, Inc., Class A(a)	10,765
275	Comcast Corp., Class A	11,971
32	Discovery, Inc., Series C(a)	920
47	New York Times Co. (The), Class A	1,558
385	News Corp., Class A	4,782
15	Omnicom Group, Inc.	1,200

		33,676

	Metals & Mining – 0.4%
89	Commercial Metals Co.	1,539
101	Newmont Goldcorp Corp.	3,137
16	Nucor Corp.	913
33	Reliance Steel & Aluminum Co.	3,035
23	Royal Gold, Inc.	2,002

		10,626

	Multi-Utilities – 0.3%
57	Consolidated Edison, Inc.	4,911
10	DTE Energy Co.	1,257
15	Sempra Energy	1,920

		8,088

	Multiline Retail – 0.0%
11	Macy’s, Inc.	259

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 1.4%
150	Anadarko Petroleum Corp.	$10,927
250	Apache Corp.	8,228
600	Chesapeake Energy Corp.(a)	1,746
551	Denbury Resources, Inc.(a)	1,229
81	EQT Corp.	1,656
72	Green Plains, Inc.	1,251
50	Hess Corp.	3,206
112	Noble Energy, Inc.	3,031
41	ONEOK, Inc.	2,785
29	Valero Energy Corp.	2,629
41	World Fuel Services Corp.	1,265

		37,953

	Paper & Forest Products – 0.1%
32	Domtar Corp.	1,565
65	Louisiana-Pacific Corp.	1,628

		3,193

	Personal Products – 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	515

	Pharmaceuticals – 1.2%
1	Allergan PLC	147
13	Bristol-Myers Squibb Co.	604
42	Catalent, Inc.(a)	1,882
11	Eli Lilly & Co.	1,287
47	Medicines Co. (The)(a)	1,502
64	Merck & Co., Inc.	5,037
65	Novartis AG, Sponsored ADR	5,345
222	Novo Nordisk AS, Sponsored ADR	10,880
25	Perrigo Co. PLC	1,198
62	Pfizer, Inc.	2,518
20	Supernus Pharmaceuticals, Inc.(a)	735

		31,135

	Professional Services – 0.3%
34	Exponent, Inc.	1,925
13	Insperity, Inc.	1,554
35	Korn Ferry	1,646
21	ManpowerGroup, Inc.	2,017
44	Nielsen Holdings PLC	1,123

		8,265

	Real Estate Management & Development – 0.1%
11	CBRE Group, Inc., Class A(a)	573
19	Jones Lang LaSalle, Inc.	2,937

		3,510

	REITs - Apartments – 0.4%
63	American Campus Communities, Inc.	2,974
3	AvalonBay Communities, Inc.	603

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
42	Camden Property Trust	$4,227
6	Equity Residential	458
3	Essex Property Trust, Inc.	847
4	Mid-America Apartment Communities, Inc.	438

		9,547

	REITs - Diversified – 0.1%
5	Crown Castle International Corp.	629
10	Digital Realty Trust, Inc.	1,177
1	Equinix, Inc.	455
62	Weyerhaeuser Co.	1,661

		3,922

	REITs - Health Care – 0.2%
26	Ventas, Inc.	1,589
39	Welltower, Inc.	2,907

		4,496

	REITs - Hotels – 0.1%
93	Host Hotels & Resorts, Inc.	1,789

	REITs - Office Property – 0.5%
8	Boston Properties, Inc.	1,101
95	Corporate Office Properties Trust	2,649
108	Douglas Emmett, Inc.	4,448
144	Easterly Government Properties, Inc.	2,592
48	Kilroy Realty Corp.	3,692

		14,482

	REITs - Regional Malls – 0.1%
6	Macerich Co. (The)	241
10	Simon Property Group, Inc.	1,737

		1,978

	REITs - Storage – 0.1%
32	Iron Mountain, Inc.	1,040
2	Public Storage	442

		1,482

	REITs - Warehouse/Industrials – 0.2%
30	CyrusOne, Inc.	1,671
78	Liberty Property Trust	3,872

		5,543

	Road & Rail – 0.5%
27	Genesee & Wyoming, Inc., Class A(a)	2,393
19	Kansas City Southern	2,340
26	Norfolk Southern Corp.	5,304
27	Ryder System, Inc.	1,701
16	Union Pacific Corp.	2,833

		14,571

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 2.5%
5	Advanced Micro Devices, Inc.(a)	$138
58	Applied Materials, Inc.	2,556
34	Brooks Automation, Inc.	1,275
20	Cabot Microelectronics Corp.	2,525
36	Cirrus Logic, Inc.(a)	1,713
26	Cree, Inc.(a)	1,718
57	First Solar, Inc.(a)	3,507
283	Intel Corp.	14,444
76	NVIDIA Corp.	13,756
177	QUALCOMM, Inc.	15,245
28	Silicon Laboratories, Inc.(a)	3,015
68	Texas Instruments, Inc.	8,013

		67,905

	Software – 2.8%
5	Adobe, Inc.(a)	1,446
127	Autodesk, Inc.(a)	22,633
21	Blackbaud, Inc.	1,665
29	Bottomline Technologies, Inc.(a)	1,467
10	Fair Isaac Corp.(a)	2,798
16	LogMeIn, Inc.	1,318
112	Microsoft Corp.	14,627
428	Oracle Corp.	23,681
25	PTC, Inc.(a)	2,262
18	Qualys, Inc.(a)	1,625
8	Ultimate Software Group, Inc. (The)(a)	2,645

		76,167

	Specialty Retail – 0.7%
25	Aaron’s, Inc.	1,392
64	American Eagle Outfitters, Inc.	1,522
23	Asbury Automotive Group, Inc.(a)	1,844
17	Best Buy Co., Inc.	1,265
13	Five Below, Inc.(a)	1,903
20	Home Depot, Inc. (The)	4,074
16	Lithia Motors, Inc., Class A	1,816
17	Lowe’s Cos., Inc.	1,924
18	Monro, Inc.	1,509
11	Tiffany & Co.	1,186
23	Williams-Sonoma, Inc.	1,315

		19,750

	Technology Hardware, Storage & Peripherals – 1.9%
201	Apple, Inc.	40,335
191	Hewlett Packard Enterprise Co.	3,020
142	HP, Inc.	2,833
60	NCR Corp.(a)	1,737
10	NetApp, Inc.	728
2	Seagate Technology PLC	97
5	Western Digital Corp.	255

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
44	Xerox Corp.	$1,468

		50,473

	Textiles, Apparel & Luxury Goods – 0.7%
15	Deckers Outdoor Corp.(a)	2,373
15	Hanesbrands, Inc.	271
15	NIKE, Inc., Class B	1,317
4	PVH Corp.	516
513	Under Armour, Inc., Class A(a)	11,845
55	Wolverine World Wide, Inc.	2,025

		18,347

	Thrifts & Mortgage Finance – 0.1%
209	New York Community Bancorp, Inc.	2,431

	Trading Companies & Distributors – 0.2%
25	Fastenal Co.	1,764
20	GATX Corp.	1,542
13	United Rentals, Inc.(a)	1,832
5	W.W. Grainger, Inc.	1,410

		6,548

	Water Utilities – 0.3%
44	American Water Works Co., Inc.	4,760
59	Aqua America, Inc.	2,305

		7,065

	Total Common Stocks (Identified Cost $1,571,319)	1,612,880

Principal Amount
Bonds and Notes – 4.0%
	Automotive – 0.0%
$ 1,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	999

	Banking – 0.8%
2,000	American Express Co., 3.700%, 8/03/2023	2,056
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,006
3,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,952
1,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	1,033
1,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	1,017
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,052
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	993

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 2,000	Goldman Sachs Group, Inc. (The), 4.000%, 3/03/2024	$2,068
2,000	HSBC Holdings PLC, 5.100%, 4/05/2021	2,084
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,000
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,034
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	997
1,000	Santander UK PLC, 2.375%, 3/16/2020	997
1,000	SunTrust Bank, 2.250%, 1/31/2020	996
1,000	Wells Fargo & Co., MTN, 3.300%, 9/09/2024	1,010

		22,295

	Construction Machinery – 0.0%
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,002

	Consumer Cyclical Services – 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,049

	Electric – 0.1%
2,000	Virginia Electric & Power Co., Series A, 3.800%, 4/01/2028	2,077

	Government Owned - No Guarantee – 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,745

	Health Insurance – 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,045
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,221

		3,266

	Healthcare – 0.2%
1,000	CVS Health Corp., 3.875%, 7/20/2025	1,006
2,000	Express Scripts Holding Co., 4.500%, 2/25/2026	2,090
2,000	McKesson Corp., 3.950%, 2/16/2028	1,993

		5,089

	Integrated Energy – 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,039

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Integrated Energy – continued
$ 1,000	Chevron Corp., 1.961%, 3/03/2020	$995
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,333

		3,367

	Midstream – 0.1%
1,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	999
1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,036

		2,035

	Railroads – 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	1,913

	Restaurants – 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,074

	Technology – 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	980
1,000	International Business Machines Corp., 4.000%, 6/20/2042	979
2,000	Oracle Corp., 2.950%, 5/15/2025	1,991
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,037

		5,987

	Treasuries – 1.8%
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	919
2,000	U.S. Treasury Bond, 2.875%, 11/15/2046	1,979
3,000	U.S. Treasury Bond, 3.000%, 5/15/2045	3,044
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,011
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,230
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,252
1,000	U.S. Treasury Bond, 5.250%, 2/15/2029	1,237
6,000	U.S. Treasury Note, 1.125%, 4/30/2020	5,926
2,000	U.S. Treasury Note, 1.125%, 9/30/2021	1,948
4,000	U.S. Treasury Note, 1.625%, 8/31/2022	3,920

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$ 5,000	U.S. Treasury Note, 1.750%, 5/15/2023	$4,900
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	971
1,000	U.S. Treasury Note, 2.125%, 12/31/2022	995
6,000	U.S. Treasury Note, 2.250%, 11/15/2025	5,951
1,000	U.S. Treasury Note, 2.250%, 11/15/2027	983
4,000	U.S. Treasury Note, 2.625%, 12/31/2023	4,060
1,000	U.S. Treasury Note, 2.625%, 2/15/2029	1,010
5,000	U.S. Treasury Note, 2.750%, 7/31/2023	5,096
1,000	U.S. Treasury Note, 2.875%, 9/30/2023	1,025

		47,457

	Wireless – 0.1%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,136

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.400%, 5/15/2025	2,009

	Total Bonds and Notes (Identified Cost $105,653)	105,500

Shares
Exchange-Traded Funds – 16.7%
4,660	iShares® ESG MSCI EAFE ETF	303,646
4,103	iShares® ESG MSCI Emerging Markets ETF	142,784

	Total Exchange-Traded Funds (Identified Cost $418,266)	446,430

Affiliated Mutual Funds – 14.3%
3,254	Mirova Global Green Bond Fund, Class N	32,896
30,651	Mirova International Sustainable Equity Fund, Class N	350,959

	Total Affiliated Mutual Funds (Identified Cost $360,130)	383,855

	Total Investments – 95.2% (Identified Cost $2,455,368)	2,548,665
	Other assets less liabilities – 4.8%	129,815

	Net Assets – 100.0%	$2,678,480

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$38,205	$3,168	$42,300	$462	$465	$—	$—
Loomis Sayles Limited Term Government and Agency Fund, Class N	25,306	2,699	28,079	(227)	301	—	118
Mirova Global Green Bond Fund, Class N	76,434	6,135	51,719	570	1,476	32,896	319
Mirova International Sustainable Equity Fund, Class N	206,284	127,636	1,750	171	18,618	350,959	276

	$346,229	$139,638	$123,848	$976	$20,860	$383,855	$713

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,612,880	$—	$—	$1,612,880
Bonds and Notes*	—	105,500	—	105,500
Exchange-Traded Funds	446,430	—	—	446,430
Affiliated Mutual Funds	383,855	—	—	383,855

Total	$2,443,165	$105,500	$—	$2,548,665

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at April 30, 2019 (Unaudited)

Equity	90.0%
Fixed Income	5.2

Total Investments	95.2
Other assets less liabilities	4.8

Net Assets	100.0%